Segment Information - Reconciliation from Operating Profit to Income (Loss) Before Income Taxes of Unconsolidated Subsidiaries and Affiliates Under US GAAP (Detail) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Segment Reporting [Abstract]
Operating profit		$ 488	$ 467	$ 720	$ 751
Restructuring expenses		(10)	(22)	(25)	(34)
Interest expenses of Industrial Activities, net of interest income and eliminations		(120)	(117)	(239)	(223)
Other, net	[1]	(117)	(93)	(685)	(168)
Income (loss) before income taxes and equity in income of unconsolidated subsidiaries and affiliates		$ 241	$ 235	$ (229)	$ 326

[1]	The increase in “Other, net” was primarily attributable to exceptional non-tax deductible charges of €45 million ($49 million) and €495 million ($551 million) for the three and six months ended June 30, 2016, respectively, as a result of the European Commission settlement. For more information on this matter, see “Note 14: Commitments and Contingencies”.